Note 16 - Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
December 31, 2025
	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs*	$6,037	$-
Bunker swaps*	242	-
EUA Futures*	291	-
Foreign currency options	268	-
Total gross derivative contracts	$6,838	$-

Amounts offset
Counterparty netting*	(6,570)	-
Total derivative assets, December 31, 2025	$268	$-
	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs*	$(6,353)	$-
Bunker swaps	(18)	-
Bunker swaps*	(1,024)	-
Total gross derivative contracts	$(7,395)	$-

Amounts offset
Counterparty netting*	6,570	-
Total derivative liabilities, December 31, 2025	$(825)	$-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
		Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain Recognized in Gain on derivative instruments, net	Amount of Gain Recognized in Gain on derivative instruments, net
		For the period from September 29 to December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
Bunker swap agreements	Gain on derivative instruments, net	$-	$-	$(41)
EUA Futures	Gain on derivative instruments, net	-	-	229
Forward Freight Agreements	Gain on derivative instruments, net	-	-	12,475
Foreign currency options	Gain on derivative instruments, net	-	-	268
Total		$-	$-	$12,931